Expense Example - Simplify DBi CTA Managed Futures Index ETF - Simplify DBi CTA Managed Futures Index ETF	Feb. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113